Property, plant and equipment (Details) - Schedule of property, plant and equipment - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	$ 48,292
Ending balance	297,974	$ 48,292
Accumulated depreciation [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	250,284	214,114
Depreciation for the year	64,977	76,509
Disposals		(69,267)
Exchange realignment	(3,564)	28,928
Ending balance	311,697	250,284
Accumulated depreciation [Member] | Computer and equipment [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	198,637	154,430
Depreciation for the year	22,336	23,342
Disposals
Exchange realignment	(2,829)	20,865
Ending balance	218,144	198,637
Accumulated depreciation [Member] | Auotomobiles [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	51,647	59,684
Depreciation for the year	42,641	53,167
Disposals		(69,267)
Exchange realignment	(735)	8,063
Ending balance	93,553	51,647
Cost [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	298,576	348,720
Additions	288,329	238
Acquisition of a subsidiary	12,672
Disposals		(87,066)
Exchange realignment	10,094	36,684
Ending balance	609,671	298,576
Cost [Member] | Computer and equipment [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	198,637	198,309
Additions	34,517	238
Acquisition of a subsidiary	5,035
Disposals
Exchange realignment	6,715	90
Ending balance	244,904	198,637
Cost [Member] | Auotomobiles [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	99,939	150,411
Additions	253,812
Acquisition of a subsidiary	7,637
Disposals		(87,066)
Exchange realignment	3,379	36,594
Ending balance	364,767	99,939
Carrying amounts [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	48,292
Ending balance	297,974	48,292
Carrying amounts [Member] | Computer and equipment [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance
Ending balance	26,760
Carrying amounts [Member] | Auotomobiles [Member]
Property, plant and equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	48,292
Ending balance	$ 271,214	$ 48,292